Loans Payable (Details Narrative)									1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended
	Oct. 11, 2024 shares	Oct. 09, 2024 GBP (£) shares	Aug. 06, 2024 USD ($) shares	Aug. 06, 2024 USD ($)	Aug. 05, 2024 USD ($) shares	Apr. 30, 2024 shares	Aug. 31, 2023 shares	May 01, 2022 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	Sep. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 01, 2022 GBP (£)	May 27, 2021 USD ($)	May 27, 2021 GBP (£)
Short-Term Debt [Line Items]
Loans payable								$ 200,000	$ 200,000	$ 200,000	$ 200,000	$ 200,000	$ 200,000	$ 200,000	$ 200,000
Net proceeds																	$ 1,400,000	£ 1,000,000.0
Unamortized debt discount			$ 1,500,000	$ 1,500,000
Debt interest rate																	5.00%	5.00%
Nirland Limited [Member]
Short-Term Debt [Line Items]
Loans payable									2,700,000	2,700,000			2,700,000
Unamortized debt discount									1,400,000	1,400,000			1,400,000
Receivable related to the loan									500,000	$ 500,000			500,000
Interest expense									200,000
Amortization of debt discount									$ 100,000
Accrued interest													$ 50,000
Senior Secured Promissory Note [Member]
Short-Term Debt [Line Items]
Issuance of Common Stock, shares | shares			12,500,000
Net proceeds			$ 2,200,000	2,200,000
Unamortized debt discount			300,000	300,000
Debt instrument allocated			1,200,000	1,200,000
Gross proceeds			1,500,000	1,500,000
Notes payable			$ 2,700,000	$ 2,700,000
Senior Secured Promissory Note [Member] | Nirland Limited [Member]
Short-Term Debt [Line Items]
Debt instrument maturity description				The August 2024 Nirland Note matures in 12 months from August 5, 2024.
Issuance of Common Stock, shares | shares			12,500,000
Net proceeds			$ 2,650,000	$ 2,650,000
Unamortized debt discount			500,000	500,000
Debt issued upon execution			1,675,000	$ 1,675,000
Payment to common stock			$ 475,000
Net proceeds received, percentage			75.00%	75.00%
Debt interest rate			12.00%	12.00%
Common Stock [Member]
Short-Term Debt [Line Items]
Issuance of Common Stock, shares | shares							6,500,000			12,500,000	74,544	74,544	12,500,000
Unamortized debt discount			$ 1,200,000	$ 1,200,000
Common Stock [Member] | Senior Secured Promissory Note [Member]
Short-Term Debt [Line Items]
Unamortized debt discount			200,000	200,000
Gross proceeds			1,200,000	1,200,000
Remaining allocated to common stock			$ 1,000,000.0	$ 1,000,000.0
Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity description		the Company entered into an agreement with the loan holder of the convertible promissory note payable (see Note 7) to extend the maturity date from September 20, 2024 to October 20, 2024 with the option for the Company to further extend the maturity date two times, each by an additional 30-day period. The Company exercised the first option to extend the maturity date and the maturity date is currently November 19, 2024.
Maturity date		Dec. 19, 2024
Payment terms for loan payment | £		£ 85,000
Cash payment | £		60,000
Issuance of Common Stock, shares | shares	1,138,086					1,447,725
Subsequent Event [Member] | Senior Secured Promissory Note [Member]
Short-Term Debt [Line Items]
Issuance of Common Stock, shares | shares			12,500,000
Debt interest rate					18.00%
Subsequent Event [Member] | Senior Secured Promissory Note [Member] | Nirland Limited [Member]
Short-Term Debt [Line Items]
Debt instrument maturity description					The Note matures in 12 months from August 5, 2024
Maturity date					Aug. 04, 2025
Issuance of Common Stock, shares | shares					12,500,000
Net proceeds					$ 2,650,000
Unamortized debt discount					500,000
Debt issued upon execution					$ 1,675,000
Debt interest rate					12.00%
Subsequent Event [Member] | Loan Holders [Member]
Short-Term Debt [Line Items]
Issuance of Common Stock, shares | shares	569,043
Subsequent Event [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Common stock converted | £		£ 25,000
Additional shares issued | shares		250,000
Issuance of Common Stock, shares | shares		2,000,000
Tranche One [Member]
Short-Term Debt [Line Items]
Loans payable								33,000								£ 30,000
Tranche Two [Member]
Short-Term Debt [Line Items]
Loans payable								33,000								30,000
Tranche Three [Member]
Short-Term Debt [Line Items]
Loans payable								28,000								£ 25,000
Loan Agreements [Member]
Short-Term Debt [Line Items]
Loans payable								$ 200,000
Debt instrument maturity description								The Loans were originally set to mature two years from the date of the agreement and bore no interest.